Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Assets Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value	$ 79,607	$ 380,406	$ 481,756
Financial assets at fair value through profit or loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value	79,607	195,337	357,352
Derivative financial assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		185,069	124,404
Quoted prices in active markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		110,474	135,373
Quoted prices in active markets (Level 1) [Member] | Financial assets at fair value through profit or loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value	72,053	110,474	135,373
Quoted prices in active markets (Level 1) [Member] | Derivative financial assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		0	0
Recent transaction price (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		22,016	2,761
Recent transaction price (Level 2) [Member] | Financial assets at fair value through profit or loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value	1,813	4,335	2,761
Recent transaction price (Level 2) [Member] | Derivative financial assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		17,681	0
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		247,916	343,622
Significant unobservable inputs (Level 3) [Member] | Financial assets at fair value through profit or loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value	$ 5,741	80,528	219,218
Significant unobservable inputs (Level 3) [Member] | Derivative financial assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured at fair value		$ 167,388	$ 124,404